COMMITMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future operating lease commitments	Future operating lease commitments as of September 30, 2016 are as follows:
For the twelve months ended September 30,	Amount
2017	$755,231
2018	771,889
2019	794,995
2020	335,308
Total	$2,657,423
Future operating lease commitments as of December 31, 2015 are as follows:
Years Ending December 31,
2016	$756,109
2017	754,966
2018	777,567
2019	800,842
Thereafter	134,123
$3,223,607